Fees Summary	Feb. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,431,000
Previously Paid Amount	0.00
Total Fee Amount	750.02
Total Offset Amount	0.00
Net Fee	750.02
Narrative - Max Aggregate Offering Price	$ 5,431,000
Final Prospectus	true